Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities
Net loss	$ (20,948)	$ (18,911)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	15,290	13,802
Stock-based compensation	8,533	7,205
Foreign currency transaction loss	2,792	4,181
Share in losses of associated companies	75	1,118
Revaluation of investments	1,061	(3,670)
Other non-cash items, net	83	193
Accounts receivable, net	(7,950)	2,620
Inventories	(14,775)	7,046
Other current assets and prepaid expenses	7,386	(3,775)
Other non-current assets	(85)	1,595
Accounts payable	7,194	10,197
Other current liabilities	(16,037)	6,453
Deferred revenues	2,522	(433)
Deferred income taxes, net and uncertain tax positions	(381)	(1,774)
Other non-current liabilities	(823)	(3,096)
Net cash provided by (used in) operating activities	(16,063)	22,751
Cash flows from investing activities
Cash paid for acquisitions, net of cash acquired		(6,356)
Purchase of property and equipment	(3,741)	(4,012)
Investments in short-term bank deposits	(40,000)	(109,000)
Proceeds from short-term bank deposits	117,000	27,000
Purchase of intangible assets	(444)	(278)
Other investing activities	(47)	(98)
Investments in unconsolidated entities	(5,030)
Net cash provided by (used in) investing activities	67,738	(92,744)
Cash flows from financing activities
Proceeds from public offering, net of issuance costs		218,875
Proceeds from exercise of stock options	155	2,883
Other financing activities	866	407
Net cash provided by financing activities	1,021	222,165
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(2,228)	(2,872)
Net change in cash, cash equivalents and restricted cash	50,468	149,300
Cash, cash equivalents and restricted cash, beginning of period	243,293	272,216
Cash, cash equivalents and restricted cash, end of period	293,761	421,516
Supplemental disclosures of cash flow information:
Transfer of inventory to fixed assets	188	884
Transfer of fixed assets to inventory	120	210
Reconciliation of cash, cash equivalents and restricted cash reported in the consolidated balance sheets:
Cash and cash equivalents	293,649	421,398
Restricted cash included in other current assets	112	118
Total cash, cash equivalents and restricted cash shown in the consolidated statement of cash flows	$ 293,761	$ 421,516